SHAREHOLDERS' EQUITY	3 Months Ended
Mar. 31, 2016
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 6:-	SHAREHOLDERS' EQUITY

a.

On April 3, 2013, the Company approved a new Share Option Plan (the "2013 Share Option Plan"). The 2013 Share Option Plan provides for grants options to purchase Ordinary Shares. These options are granted pursuant to the 2013 Share Option Plan for the purpose of providing incentives to employees, directors, consultants and contractors of the Company. In accordance with Section 102 of the Income Tax Ordinance (New Version) - 1961, the Company's Board of Directors (the "Board") elected the "Capital Gains Route".

On March 3, 2016, the Board resolved to increase the number of outstanding shares reserved under the 2013 Share Option Plan, from 750,000 to 1,250,000.

b.	On February 19, 2015, the Board adopted an amendment to the 2013 Share Option Plan pursuant to which the Company may grant options to purchase its ordinary shares, restricted shares and restricted share units ("RSUs") to its employees, directors, consultants and contractors. The 2013 Share Option Plan expires on April 2, 2023.

c.	During the three months ended March 31, 2016, the Board approved the grant of 28,000 RSUs to certain employees. Such RSUs have vesting schedules of one or four years over four or sixteen equal quarterly installments, respectively, commencing as of the effective date of the grant.

d.	The following is a summary of the Company's stock options activity for the three months ended March 31, 2016:

	Number of options(in thousands)	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at December 31, 2015	856,986	$7.75	3.28	$6,157
Granted	-	-
Exercised	(98,261)	7.63
Expired & Forfeited	(2,500)	10.04

Outstanding at March 31, 2016	756,225	$7.75	3.18	$4,539

Vested and expected to vest at March 31, 2016	756,225	$7.75	3.18	$4,539

Exercisable at March 31, 2016	653,100	$7.29	2.98	$4,198

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on the last day of the first quarter of 2016 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on March 31, 2016. This amount is impacted by the changes in the fair market value of the Ordinary Shares.

e.	RSUs under the Radcom plan are as follows for the three month period ended March 31, 2016:

	Number of RSUs	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at December 31, 2015	15,500	0.1	$231
Granted	28,000
Vested	(8,500)
Cancelled & forfeited	-

Outstanding at March 31, 2016	35,000	0.05	$479

Vested and expected to vest at March 31, 2016	35,000	0.05	$479

f.	As of March 31, 2016, stock options under the 2013 Share Option Plan are as follows for the periods indicated:

	Options outstanding at March 31, 2016			Options exercisable at March 31, 2016
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number exercisable	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

1.87 - 1.95	3,550	1.89	0.63	3,550	1.89	0.63
2.56 - 4.86	220,300	3.56	2.42	200,300	3.60	2.31
5.0 – 9.64	200,625	6.06	3.23	199,250	6.03	3.22
10.49 – 14.52	331,750	11.63	3.68	250,000	11.33	3.36

	756,225			653,100

g.	The weighted average fair value of RSUs granted during the three months ended March 31, 2016 was $13.15. No options have been granted during the three months ended March 31, 2016.

h.	Share-based compensation and RSUs expenses:

As of March 31, 2016, there are $490 of total unrecognized company cost related to non-vested share-based compensation and RSUs that are expected to be recognized over a weighted average period of 0.56 years.

i.	The total compensation cost related to all of the Company’s equity-based awards, recognized during the three months ended March 31, 2016 and 2015 (unaudited) was comprised as follows:

	Three months ended March 31,
	2016 *)	2015 *)
	Unaudited

Cost of revenue	$14	$9
Research and development, net	171	165
Selling and marketing, net	20	91
General and administrative	232	119

	$437	$384

*)	Including $143 and $0 compensation cost related to RSUs for the three month periods ended March 31, 2016 and 2015, respectively.

j.	Warrants:

The Company's outstanding warrants to investors and rights as of March 31, 2016 are as follows:

Issuance date	Outstanding and exercisable	Exercise price	Exercisable through
April 24, 2013	135,537	3.49	July 2, 2016
April 24, 2013	175,448*	3.49	May 5, 2016

*)  On February 29, 2016, the Company received $417 from the exercise of 119,474 warrants to purchase 119,474 of the Company's Ordinary Shares; as of March 31, 2016, the 119,474 Ordinary Shares have not been issued and the $417 has been recorded as a receipt on account of shares. Subsequent to the Balance Sheet date, the 119,474 Ordinary Shares issued and an additional 55,974 warrants were exercised to purchase 55,974 of the Company's Ordinary Shares for additional total consideration of $195.